SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss on impairment of intangible assets	$ 406,000
ConnectM Before Business Combination
Loss on impairment of intangible assets		$ 24,750	$ 98,563